CONSOLIDATED BALANCE SHEET - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 54,191	$ 82,807	$ 36,958
Prepaid expenses	261,100	130,000	464,336
Total current assets	315,291	212,807	501,294
Fixed assets, net		9,134	(0)
Total assets		221,942	501,294
Current liabilities:
Accounts payable and accrued expenses		2,817,102	923,781
Shares to be issued	975,174	975,174	247,707
Accrued payroll-officers	198,550	212,250	233,750
Advances from officer			10,000
Dividends payable	276,083	210,486
Notes payable	1,159,262	1,134,262	869,157
Deferred revenue	872,990	862,597	74,225
Convertible notes payable, net	470,714	470,714	635,714
Purchase liability			300,000
Total current liabilities		6,682,586	3,294,334
Total liabilities		6,682,586	3,294,334
Commitments and Contingencies
Stockholders’ Deficit
Common stock, par value $0.0001, 2,000,000,000 shares authorized; and 1,676,014,753 and 1,411,799,497 shares issued and outstanding, as of December 31, 2022, and December 31, 2021, respectively	178,350	167,601	141,177
Additional paid-in capital	30,544,579	30,179,731	10,900,652
Accumulated deficit	(37,247,403)	(36,808,403)	(13,835,294)
Total stockholders’ deficit	(6,524,049)	(6,460,646)	(2,793,040)
Total Liabilities and Stockholders’ Deficit		221,942	501,294
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, value	425	425	425
Series B Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, value
Series C Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, value